UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.): [   ]  is a restatement.
                                       [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        HANAWALT ASSOCIATES LLC
Address:     645 MADISON AVENUE, 6TH FLOOR
             NEW YORK, NEW YORK 10022


Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        LAWRENCE S. PIDGEON
Title:       MEMBER - HANAWALT ASSOCIATES LLC
Phone:       (212) 404-4651

Signature, Place, and Date of Signing:
/S/ LAWRENCE S. PIDGEON          NEW YORK, NEW YORK         JANUARY 24, 2011
--- -------- -- -------          --- ----- --- ----         ------- --- ----
     [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:            $489,863
                                                 (thousands)




List of Other Included Managers:                   NONE

                                                            MARKET
                                           TITLE            VALUE    SHARE/
                                           OF               (USD)    PRN       SHARE/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                             CLASS CUSIP      (X 1000) AMOUNT    PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

AARON RENTS INC A CMN                      COM    002535300   48,324   2,369,972  SH          SOLE                2,369,972
AMERICAN EXPRESS CO. CMN                   COM    025816109    9,196     214,265  SH          SOLE                  214,265
ANIXTER INTERNATIONAL INC CMN              COM    035290105    3,016      50,500  SH          SOLE                   50,500
BED BATH & BEYOND INC. CMN                 COM    075896100  147,994   3,011,075  SH          SOLE                3,011,075
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A  COM    084670108      241           2  SH          SOLE                        2
CARMAX, INC. CMN                           COM    143130102   17,174     538,711  SH          SOLE                  538,711
COMCAST CORPORATION CMN CLASS A VOTING     COM    20030N101    9,908     451,000  SH          SOLE                  451,000
CONOCOPHILLIPS CMN                         COM    20825C104    4,134      60,700  SH          SOLE                   60,700
COSTCO WHOLESALE CORPORATION CMN           COM    22160K105   95,389   1,321,000  SH          SOLE                1,321,000
GRACO INC CMN                              COM    384109104    3,342      84,727  SH          SOLE                   84,727
LOWES COMPANIES INC CMN                    COM    548661107   75,757   3,020,600  SH          SOLE                3,020,600
PATTERSON COMPANIES INC CMN                COM    703395103    2,113      69,000  SH          SOLE                   69,000
SEARS HOLDINGS CORPORATION CMN             COM    812350106    2,583      35,019  SH          SOLE                   35,019
SIMPSON MANUFACTURING CO INC CMN           COM    829073105    2,272      73,504  SH          SOLE                   73,504
U.S. BANCORP CMN                           COM    902973304   17,531     650,000  SH          SOLE                  650,000
WELLS FARGO & CO (NEW) CMN                 COM    949746101   48,140   1,553,400  SH          SOLE                1,553,400
WHOLE FOODS MARKET INC CMN                 COM    966837106    2,749      54,330  SH          SOLE                   54,330


                                                             489,863